Cash Generated From Operations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Profit (Loss) before income tax	$ (377)	$ (716)	$ (1,507)	$ 2,033	$ 1,868
Adjustments for interest income			(11)	(38)	(20)
Adjustments for interest and other finance costs			261	265	203
Adjustments for depreciation and amortisation expense			684	706	655
Amortization of deferred financing costs			17	15	22
Adjustments for amortization of deferred rent			9	13	15
Adjustments for amortization of other assets			3	3	3
Gain (Loss) on Disposal of Assets excluding cash			39	16	131
Impairment loss on property and equipment			0	65	0
Adjustments for loss on modification or early retirement of debt			0	0	81
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets			52	24	9
Adjustments for equity-settled share-based compensation expense, net of amounts capitalized			9	13	13
Adjustments for unrealised foreign exchange losses (gains)			(18)	(34)	(5)
Changes in other assets			0	(5)	(1)
Changes in inventories			2	(2)	1
Changes in trade and other receivables and prepayments			216	(65)	(180)
Changes in trade and other payables			(567)	(191)	260
Cash generated from operations			$ (811)	$ 2,818	$ 3,055